Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2014	2013
	(In Thousands)
Leasehold improvements	$1,389	$1,370
Furniture and equipment	3,105	2,968
	4,494	4,338
Accumulated depreciation and amortization	(3,034)	(2,720)
	$1,460	$1,618